Note 12 - Income Taxes	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
12.	INCOME TAXES

	For the three months ended June 30, 2018	For the three months ended June 30, 2017
Current income tax expense (recovery)	$(2,512)	$591
Deferred income tax expense	10,473	6,206
Provision for income taxes	$7,961	$6,797